Dividends	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Dividends	Dividends
During the nine-month period ended September 30, 2021, the Company declared and paid 3 quarterly consecutive dividends of $0.50 per share for each of the Series C Preferred Shares, totaling $3,446, and Series D Preferred Shares, totaling $4,793.

During the nine-month period ended September 30, 2021, the Company's subsidiary Pinewood declared and paid 1 dividend of $78.